UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3725

Fidelity California Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Spartan ® California Municipal

Money Market Fund

November 30, 2004

SCM-QTLY-0105

1.810689.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 94.6%
	Principal Amount (000s)	Value (000s)
California - 93.5%
Anaheim Pub. Fing. Auth. Lease Rev. Participating VRDN Series PT 2067, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$ 5,835	$ 5,835
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series MS 923, 1.69% (Liquidity Facility Morgan Stanley) (a)(b)	15,160	15,160
Apple Valley Unified School District Participating VRDN Series Putters 544, 1.7% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,700	3,700
Cabrillo Cmnty. College District Participating VRDN Series ROC II R300, 1.7% (Liquidity Facility Citibank NA) (a)(b)	2,675	2,675
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev.:
Participating VRDN Series ROC II R1024, 1.7% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	13,405	13,405
Series 1, 1.71% 12/6/04, CP	4,067	4,067
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Participating VRDN:
Series EGL 02 6017 Class A, 1.7% (Liquidity Facility Citibank NA, New York) (a)(b)	6,200	6,200
Series FRRI 03 L12, 1.72% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	9,975	9,975
Series FRRI 03 L14, 1.72% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	3,100	3,100
Series PT 730, 1.69% (Liquidity Facility BNP Paribas SA) (a)(b)	12,800	12,800
Series PT 759, 1.69% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	6,595	6,595
Series ROC II R244, 1.7% (Liquidity Facility Citibank NA) (a)(b)	5,150	5,150
Series C16, 1.67%, LOC Bank of New York, New York, VRDN (a)	9,000	9,000
California Econ. Recovery:
Participating VRDN:
Series EGL 04 0021, 1.7% (Liquidity Facility Citibank NA) (a)(b)	14,700	14,700
Series EGL 04 0022, 1.7% (Liquidity Facility Citibank NA) (a)(b)	7,400	7,400
Series LB 04 L20J, 1.72% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	9,200	9,200
Series LB 04 L27, 1.72% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	4,800	4,800
Series MS 928, 1.7% (Liquidity Facility Morgan Stanley) (a)(b)	2,145	2,145
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Econ. Recovery: - continued
Participating VRDN: - continued
Series MS 930, 1.7% (Liquidity Facility Morgan Stanley) (a)(b)	$ 2,000	$ 2,000
Series MS 956, 1.7% (Liquidity Facility Morgan Stanley) (a)(b)	7,000	7,000
Series PA 1262, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,650	7,650
Series PT 2205, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	15,915	15,915
Series PT 2216, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,215	5,215
Series PT 965, 1.69% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	20,000	20,000
Series ROC II R279, 1.7% (Liquidity Facility Citibank NA) (a)(b)	8,625	8,625
Series 2004 C15, 1.68% (FSA Insured), VRDN (a)	10,000	10,000
Series 2004 C9, 1.66%, LOC Bank of Nova Scotia New York Agcy., VRDN (a)	15,000	15,000
California Edl. Facilities Auth. Rev. Bonds (Carnegie Institution of Washington Proj.) Series 1993 B, 1.88% tender 3/11/05, CP mode	5,000	5,000
California Gen. Oblig.:
Bonds:
Series AAB 00 1, 1.69%, tender 12/7/04 (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	9,900	9,900
Series Merlots 04 A9, 1.67%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	6,285	6,285
Participating VRDN:
Series LB 04 L71J, 1.72% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	23,000	23,000
Series Merlots 02 A17, 1.72% (Liquidity Facility Wachovia Bank NA) (a)(b)	5,800	5,800
Series Merlots B45, 1.72% (Liquidity Facility Wachovia Bank NA) (a)(b)	19,835	19,835
Series Merlots C8, 1.72% (Liquidity Facility Wachovia Bank NA) (a)(b)	14,855	14,855
Series PA 1231, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	8,700	8,700
Series PT 1252, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	10,100	10,100
Series PT 1389, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,140	5,140
Series PT 2266, 1.69% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	7,975	7,975
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Participating VRDN: - continued
Series PT 2281, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$ 5,250	$ 5,250
Series PT 964, 1.69% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	4,995	4,995
Series Putters 482, 1.7% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,495	7,495
Series Putters 519, 1.7% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,495	2,495
Series SG 84, 1.69% (Liquidity Facility Societe Generale) (a)(b)	10,290	10,290
Series SG 85, 1.69% (Liquidity Facility Societe Generale) (a)(b)	1,430	1,430
Series SGA 54, 1.69% (Liquidity Facility Societe Generale) (a)(b)	3,900	3,900
Series SGB 7, 1.7% (Liquidity Facility Societe Generale) (a)(b)	8,775	8,775
RAN 3% 6/30/05	98,400	99,111
Series 2003 C1, 1.68%, LOC Landesbank Hessen-Thuringen, LOC Bank of America NA, VRDN (a)	16,605	16,605
Series 2004 A9, 1.67%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	10,000	10,000
1.76% 12/9/04, LOC BNP Paribas SA, LOC JPMorgan Chase Bank, CP	15,800	15,800
1.8% 12/9/04, LOC BNP Paribas SA, LOC JPMorgan Chase Bank, CP	9,950	9,950
1.82% 12/3/04, LOC BNP Paribas SA, LOC JPMorgan Chase Bank, CP	13,600	13,600
1.82% 12/3/04, LOC BNP Paribas SA, LOC JPMorgan Chase Bank, CP	10,000	10,000
California Health Facilities Fing. Auth. Rev. Participating VRDN Series MS 01 592, 1.72% (Liquidity Facility Morgan Stanley) (a)(b)	13,900	13,900
California Hsg. Fin. Agcy. Home Mtg. Rev. Participating VRDN Series PT 994, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,400	6,400
California Infrastructure & Econ. Dev. Bank Rev. Participating VRDN:
Series EGL 03 42, 1.7% (Liquidity Facility Citibank NA, New York) (a)(b)	3,500	3,500
Series EGL 04 28 Class A, 1.7% (Liquidity Facility Citibank NA) (a)(b)	9,425	9,425
Series PA 1193, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,285	6,285
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev. Participating VRDN: - continued
Series SG 172, 1.69% (Liquidity Facility Societe Generale) (a)(b)	$ 13,900	$ 13,900
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.):
Series 1996 C, 1.68%, LOC JPMorgan Chase Bank, VRDN (a)	56,550	56,550
Series 1996 E, 1.67%, LOC JPMorgan Chase Bank, VRDN (a)	10,000	10,000
California State Univ. Rev. & Colleges:
Participating VRDN:
Series MS 917, 1.69% (Liquidity Facility Morgan Stanley) (a)(b)	3,305	3,305
Series SG 170, 1.69% (Liquidity Facility Societe Generale) (a)(b)	8,000	8,000
Series 2001 A:
1.8% 1/13/05, LOC Bayerische Landesbank Girozentrale, LOC JPMorgan Chase Bank, CP	8,535	8,535
1.8% 1/13/05, LOC Bayerische Landesbank Girozentrale, LOC JPMorgan Chase Bank, CP	6,147	6,147
California Statewide Cmnty. Dev. Auth. Rev. Ctfs. of Prtn. Participating VRDN Series Merlots 99 E, 1.72% (Liquidity Facility Wachovia Bank NA) (a)(b)	5,000	5,000
California Statewide Cmntys. Dev. Auth. Iam Commercial Paper Bonds (Kaiser Permanente Health Sys. Proj.) Series 2004 K, 1.86% tender 3/8/05, CP mode	11,000	11,000
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.7%, tender 6/1/05 (a)	16,000	16,139
(Kaiser Permanente Health Sys. Proj.) Series 2001 A, 1.25%, tender 1/4/05 (a)	3,800	3,800
(Kaiser Permanente Health Sys. Proj.):
Series 2002 B, 1.68%, VRDN (a)	3,600	3,600
Series 2003 A, 1.68%, VRDN (a)	5,600	5,600
Series 2004 L, 1.68%, VRDN (a)	8,000	8,000
Series 2004 M, 1.68%, VRDN (a)	2,500	2,500
Carson Redev. Agcy. Participating VRDN Series PT 2346, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,800	7,800
Foothill-De Anza Cmnty. College District Participating VRDN Series Merlots 00 YY, 1.72% (Liquidity Facility Wachovia Bank NA) (a)(b)	6,300	6,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Participating VRDN Series PZ 41, 1.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$ 3,675	$ 3,675
Fresno Unified School District Participating VRDN Series Spears 109, 1.69% (Liquidity Facility Deutsche Bank AG) (a)(b)	6,190	6,190
Gavilan Joint Cmnty. College District Participating VRDN:
Series Putters 587Z, 1.7% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,010	5,010
Series ROC II R 2123, 1.7% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	6,860	6,860
Golden State Tobacco Securitization Corp. Participating VRDN:
Series MS 920X, 1.69% (Liquidity Facility Morgan Stanley) (a)(b)	7,495	7,495
Series PA 1237, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,740	2,740
Series ROC II R287X, 1.72% (Liquidity Facility Citibank NA) (a)(b)	3,535	3,535
Series TOC 04 B, 1.73% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	7,500	7,500
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Promenade Towers Proj.) Series 2000, 1.67%, LOC Freddie Mac, VRDN (a)	12,600	12,600
Los Angeles County Gen. Oblig. TRAN Series 2004 A, 3% 6/30/05	14,000	14,110
Los Angeles County Hsg. Auth. Multi-family Hsg. Rev. (Malibu Canyon Apts. Proj.) Series B, 1.57%, LOC Freddie Mac, VRDN (a)	36,500	36,500
Los Angeles County Metropolitan Trans. Auth. Rev. Participating VRDN Series SGB 1, 1.7% (Liquidity Facility Societe Generale) (a)(b)	6,400	6,400
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series A, 1.85% 3/10/05, LOC Landesbank Baden-Wuerttemberg, LOC Bayerische Landesbank Girozentrale, CP	18,064	18,064
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series Merlots 00 JJJ, 1.72% (Liquidity Facility Wachovia Bank NA) (a)(b)	8,830	8,830
Los Angeles County Sanitation District Fin. Auth. Rev. Participating VRDN Series ROC II R4023, 1.7% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	6,950	6,950
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series PA 1192, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,980	7,980
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN: - continued
Series PT 1949, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$ 5,085	$ 5,085
Series PT 2286, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,595	5,595
Series ROC II R3010, 1.7% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	5,155	5,155
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN Series Merlots 99 L, 1.72% (Liquidity Facility Wachovia Bank NA) (a)(b)	8,500	8,500
Los Angeles Gen. Oblig. Participating VRDN:
Series LB 04 L53J, 1.72% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	4,600	4,600
Series PT 1475, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	13,635	13,635
Los Angeles Unified School District Participating VRDN:
Series LB 04 L63, 1.72% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	13,400	13,400
Series LB 04 L64, 1.72% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	13,400	13,400
Series Merlots 03 B37, 1.72% (Liquidity Facility Wachovia Bank NA) (a)(b)	2,700	2,700
Series MS 978, 1.69% (Liquidity Facility Morgan Stanley) (a)(b)	5,700	5,700
Series PT 1763, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	8,740	8,740
Series Putters 488, 1.7% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	10,000	10,000
Metropolitan Wtr. District Southern California Wtrwks. Rev. Participating VRDN:
Series Merlots 99 O, 1.72% (Liquidity Facility Wachovia Bank NA) (a)(b)	11,880	11,880
Series PA 837, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,995	4,995
Modesto Irrigation District Ctfs. of Prtn. Participating VRDN Series PT 2109, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,945	4,945
Modesto Irrigation District Fing. Auth. Rev. Participating VRDN Series SG 66, 1.69% (Liquidity Facility Societe Generale) (a)(b)	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
North Orange County Cmnty. College District Rev. Participating VRDN:
Series MSTC 9042, 1.7% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	$ 4,100	$ 4,100
Series PT 1434, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,745	7,745
Norwalk- Mirada Unified School District Participating VRDN Series SG 169, 1.69% (Liquidity Facility Societe Generale) (a)(b)	20,000	20,000
Oakland Gen. Oblig. Participating VRDN Series Merlots 00 A, 1.72% (Liquidity Facility Wachovia Bank NA) (a)(b)	3,000	3,000
Orange County Apt. Dev. Rev.:
(Hidden Hills Apts. Proj.) Series 1985 U, 1.57%, LOC Freddie Mac, VRDN (a)	13,300	13,300
(Laguna Summit Apts. Proj.) Series 1985 X, 1.57%, LOC Chase Manhattan Bank, VRDN (a)	4,300	4,300
Oxnard Fing. Auth. Wtr. Rev. Participating VRDN Series SG 174, 1.71% (Liquidity Facility Societe Generale) (a)(b)	4,960	4,960
Pacific Hsg. & Fin. Agcy. Lease Rev. (Lease Purchase Prog.) Series A, 1.78% (Freddie Mac Guaranteed), VRDN (a)	11,000	11,000
Pasadena Elec. Rev. Participating VRDN Series PT 2282, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,330	5,330
Pleasant Valley School District Participating VRDN Series PT 814, 1.69% (Liquidity Facility Svenska Handelsbanken AB) (a)(b)	4,995	4,995
Poway Redev. Agcy. Tax Allocation Rev. Participating VRDN Series ROC II R2046, 1.7% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	4,295	4,295
Poway Unified School District Participating VRDN Series PT 1889, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,300	2,300
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN 1.69% (Liquidity Facility Societe Generale) (a)(b)	8,750	8,750
Sacramento County Wtr. Fing. Auth. Participating VRDN Series PA 1176, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	9,035	9,035
Sacramento Muni. Util. District Elec. Rev. Participating VRDN:
Series BA 02 M, 1.71% (Liquidity Facility Bank of America NA) (a)(b)	3,975	3,975
Series PA 1180, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,850	6,850
Series PT 2215, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,670	5,670
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento Muni. Util. District Elec. Rev. Participating VRDN: - continued
Series Putters 591, 1.7% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(b)	$ 2,195	$ 2,195
Series ROC II R 289, 1.7% (Liquidity Facility Citibank NA) (a)(b)	2,500	2,500
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series A, 1.9% 1/13/05, CP	13,700	13,700
San Diego Unified School District Participating VRDN Series ROC II R1067, 1.7% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	3,490	3,490
San Francisco City & County Parking Meter Rev. Participating VRDN Series BA 96 A, 1.71% (Liquidity Facility Bank of America NA) (a)(b)	8,000	8,000
San Jose Evergreen Cmnty. College District Participating VRDN Series PT 1917, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	10,995	10,995
San Jose Redev. Agcy. Tax Allocation Participating VRDN:
Series LB 04 F6J, 1.77% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	6,435	6,435
Series Putters 575, 1.7% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(b)	2,575	2,575
San Marcos Pub. Facilities Auth. Tax Allocation Rev. Participating VRDN Series ROC II R2027, 1.7% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	5,675	5,675
Santa Clara Elec. Rev. Participating VRDN Series ROC II R257, 1.7% (Liquidity Facility Citibank NA) (a)(b)	3,635	3,635
Santa Clara Valley Wtr. District Ctfs. of Prtn. Participating VRDN Series Merlots 00 MM, 1.72% (Liquidity Facility Wachovia Bank NA) (a)(b)	8,900	8,900
Sequoia Union High School District Bonds Series AAB 03 2, 1.69%, tender 12/7/04 (Liquidity Facility ABN-AMRO Bank NV) (a)(b)(c)	5,900	5,900
Univ. of California Revs.:
Bonds Series MS 888, 1.25%, tender 12/22/04 (Liquidity Facility Morgan Stanley) (a)(b)(c)	4,995	4,995
Participating VRDN:
Series Merlots 97 G, 1.72% (Liquidity Facility Wachovia Bank NA) (a)(b)	20,000	20,000
Series PA 1168, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,105	4,105
Series A, 1.85% 3/9/05, CP	14,150	14,150
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Vallejo Wtr. Rev. Series 2001 A, 1.8%, LOC KBC Bank NV, VRDN (a)	$ 3,160	$ 3,160
William S. Hart Union High School District Participating VRDN Series SG 171, 1.69% (Liquidity Facility Societe Generale) (a)(b)	8,600	8,600
		1,301,668
Puerto Rico - 1.1%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series MS 975, 1.69% (Liquidity Facility Morgan Stanley) (a)(b)	3,410	3,410
Series PA 1280, 1.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,000	5,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN 1.68% (Liquidity Facility Citibank NA) (a)(b)	4,400	4,400
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN Series ROC 2 99 3, 1.68% (Liquidity Facility Citibank NA) (a)(b)	2,175	2,175
		14,985
TOTAL INVESTMENT PORTFOLIO - 94.6%		1,316,653
NET OTHER ASSETS - 5.4%		75,727
NET ASSETS - 100%		$ 1,392,380
Total Cost for Federal Income Tax Purposes $ 1,316,653
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,180,000 or 1.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
California Gen. Oblig. Bonds Series Merlots 04 A9, 1.67%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	4/21/04	$ 6,285
Sequoia Union High School District Bonds Series AAB 03 2, 1.69%, tender 12/7/04 (Liquidity Facility ABN-AMRO Bank NV)	5/14/03	$ 5,900
Univ. of California Revs. Bonds Series MS 888, 1.25%, tender 12/22/04 (Liquidity Facility Morgan Stanley)	12/22/03	$ 4,995

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® California Municipal

Money Market Fund

November 30, 2004

CFS-QTLY-0105

1.810684.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.5%
	Principal Amount (000s)	Value (000s)
California - 96.4%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev.:
(Colma Bart Family Apts. Proj.) Series 2002 A, 1.71%, LOC Bank of America NA, VRDN (a)(b)	$ 10,000	$ 10,000
(Crossing Apts. Proj.) Series A, 1.68%, LOC Fannie Mae, VRDN (a)(b)	10,000	10,000
(Southport Apts. Proj.) Series 2002 A, 1.68%, LOC Fannie Mae, VRDN (a)(b)	10,000	10,000
(Vintage Chateau Proj.) Series A, 1.73%, LOC Union Bank of California, VRDN (a)(b)	10,900	10,900
Access to Lns. for Learning Student Ln. Corp. Rev. Series II A9, 1.69%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	10,000	10,000
Anaheim Hsg. Auth. Multiple-family Hsg. Rev. (The Fountains at Anaheim Hills Proj.) Series 2000 A, 1.68%, LOC Fannie Mae, VRDN (a)(b)	15,224	15,224
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 6021, 1.69% (Liquidity Facility Citibank NA) (a)(c)	7,000	7,000
Anaheim School District Participating VRDN Series PT 2246, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,675	5,675
Bueno Park Multifamily Hsg. Rev. (Walden Glen Apts. Proj.) Series 2000 A, 1.68%, LOC Fannie Mae, VRDN (a)(b)	14,288	14,288
California Cmntys. Hsg. Fin. Agcy. Lease Rev. Series 2001 A, 1.78% (Freddie Mac Guaranteed), VRDN (a)	16,000	16,000
California Dept. of Trans. Rev. Participating VRDN Series ROC II R5028, 1.7% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,505	5,505
California Dept. of Veteran Affairs Participating VRDN Series MSTC 99 73, 1.69% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)(c)	6,720	6,720
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev.:
Bonds Series PT 607, 1.65%, tender 7/14/05 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)(d)	7,345	7,345
Participating VRDN Series PT 1745, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,755	9,755
California Dept. of Wtr. Resources Pwr. Supply Rev. Participating VRDN:
Series EGL 02 6017 Class A, 1.7% (Liquidity Facility Citibank NA, New York) (a)(c)	12,100	12,100
Series FRRI 03 L11, 1.72% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	24,300	24,300
Series FRRI 03 L14, 1.72% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	6,375	6,375
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev. Participating VRDN: - continued
Series PA 1152, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 10,000	$ 10,000
Series Putters 423, 1.7% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,995	4,995
Series Putters 532Z, 1.7% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500	2,500
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN Series ROC II R2062, 1.7% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,790	5,790
California Econ. Recovery Participating VRDN:
Series EGL 04 0021, 1.7% (Liquidity Facility Citibank NA) (a)(c)	34,800	34,800
Series EGL 04 0022, 1.7% (Liquidity Facility Citibank NA) (a)(c)	17,350	17,350
Series LB 04 L20J, 1.72% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	21,600	21,600
Series LB 04 L27, 1.72% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	10,925	10,925
Series MS 927, 1.7% (Liquidity Facility Morgan Stanley) (a)(c)	9,920	9,920
Series MS 929, 1.7% (Liquidity Facility Morgan Stanley) (a)(c)	7,995	7,995
California Edl. Facilities Auth. Rev.:
Bonds (Carnegie Institution of Washington Proj.) Series 1993 B, 1.91% tender 3/18/05, CP mode	5,000	5,000
Participating VRDN:
Series EGL 03 45, 1.7% (Liquidity Facility Citibank NA, New York) (a)(c)	6,775	6,775
Series PA 542, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,105	8,105
Series SGB 45, 1.7% (Liquidity Facility Societe Generale) (a)(c)	5,000	5,000
California Gen. Oblig.:
Bonds:
Series AAB 00 1, 1.69%, tender 12/7/04 (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	19,065	19,065
Series Merlots 04 A9, 1.67%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (a)(c)(d)	15,330	15,330
Participating VRDN:
Series 01 777X, 1.73% (Liquidity Facility Morgan Stanley) (a)(b)(c)	11,670	11,670
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Participating VRDN: - continued
Series EGL 04 1013 Class A, 1.7% (Liquidity Facility Citibank NA) (a)(c)	$ 9,900	$ 9,900
Series LB 04 L71J, 1.72% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	30,800	30,800
Series Merlots 02 A17, 1.72% (Liquidity Facility Wachovia Bank NA) (a)(c)	12,345	12,345
Series Merlots 03 A45, 1.72% (Liquidity Facility Wachovia Bank NA) (a)(c)	5,090	5,090
Series Merlots B45, 1.72% (Liquidity Facility Wachovia Bank NA) (a)(c)	53,695	53,695
Series Merlots C7, 1.72% (Liquidity Facility Wachovia Bank NA) (a)(c)	18,080	18,080
Series PA 1231, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,170	9,170
Series PA 315, 1.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,370	1,370
Series PT 1252, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	23,945	23,945
Series PT 2272, 1.69% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	5,405	5,405
Series PT 964, 1.69% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	11,800	11,800
Series Putters 557Z, 1.7% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,445	6,445
Series RF 01 1, 1.69% (Liquidity Facility Bank of New York, New York) (a)(c)	10,560	10,560
Series SG 95, 1.69% (Liquidity Facility Societe Generale) (a)(c)	9,085	9,085
Series SGA 54, 1.69% (Liquidity Facility Societe Generale) (a)(c)	9,050	9,050
RAN 3% 6/30/05	224,100	225,719
1.7% 12/7/04, LOC BNP Paribas SA, LOC JPMorgan Chase Bank, CP	13,200	13,200
1.76% 12/9/04, LOC BNP Paribas SA, LOC JPMorgan Chase Bank, CP	36,063	36,063
1.82% 12/3/04, LOC BNP Paribas SA, LOC JPMorgan Chase Bank, CP	10,000	10,000
1.82% 12/9/04, LOC BNP Paribas SA, LOC JPMorgan Chase Bank, CP	35,200	35,200
California Health Facilities Fing. Auth. Rev. Participating VRDN Series PT 953, 1.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,495	6,495
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Participating VRDN:
Series MT 22, 1.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	$ 30,790	$ 30,790
Series MT 36, 1.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	20,000	20,000
Series MT 4, 1.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	9,995	9,995
Series MT 7, 1.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	44,100	44,100
Series PT 2353, 1.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	16,500	16,500
Series PT 2399, 1.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	8,085	8,085
Series PT 68, 1.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,140	1,140
Series PT 994, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	14,540	14,540
Series PT 998, 1.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	45,500	45,500
Series 2003 D, 1.7% (FSA Insured), VRDN (a)(b)	1,000	1,000
Series 2003 F, 1.69% (FSA Insured), VRDN (a)(b)	106,400	106,400
Series F, 1.72% (MBIA Insured), VRDN (a)(b)	24,500	24,500
Series Q, 1.72% (AMBAC Insured), VRDN (a)(b)	40,965	40,965
California Infrastructure & Econ. Dev. Bank Rev. Participating VRDN:
Series EGL 03 46, 1.7% (Liquidity Facility Citibank NA, New York) (a)(c)	7,700	7,700
Series EGL 04 28 Class A, 1.7% (Liquidity Facility Citibank NA) (a)(c)	7,000	7,000
Series PA 1202R, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,000	5,000
Series Putters 492, 1.7% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,660	10,660
Series SG 172, 1.69% (Liquidity Facility Societe Generale) (a)(c)	17,600	17,600
California Infrastructure & Economic Dev. Bank (Nelson Name Plate Co. Proj.) Series 1999, 1.69%, LOC Bank of America NA, VRDN (a)(b)	2,100	2,100
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
Bonds Series Putters 475, 1.85%, tender 6/23/05 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)(d)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.: - continued
Participating VRDN Series LB 04 L46J, 1.77% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	$ 38,100	$ 38,100
California State Univ. Rev. & Colleges:
Participating VRDN Series SG 170, 1.69% (Liquidity Facility Societe Generale) (a)(c)	17,000	17,000
Series 2001 A, 1.8% 1/13/05, LOC Bayerische Landesbank Girozentrale, LOC JPMorgan Chase Bank, CP	8,500	8,500
California Statewide Cmnty. Dev. Auth. Indl. Dev. Rev. (Arthurmade Plastics, Inc. Proj.) Series 2000 A, 1.71%, LOC Bank of America NA, VRDN (a)(b)	4,300	4,300
California Statewide Cmnty. Dev. Auth. Multi-family Rev.:
Bonds (Northwest Gateway Apts. Proj.) Series 2004 C, 1.07%, tender 12/15/04 (a)(b)	23,500	23,500
(Aegis of Aptos Proj.) Series 1998-Y 1.68%, LOC Fannie Mae, VRDN (a)(b)	3,350	3,350
(Bristol Apts. Proj.) Series Z, 1.68%, LOC Freddie Mac, VRDN (a)(b)	9,500	9,500
(Crocker Oaks Apts. Proj.) Series 2001 H, 1.68%, LOC Fannie Mae, VRDN (a)(b)	6,750	6,750
(Crystal View Apt. Proj.) Series A, 1.68%, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
(Grove Apts. Proj.) Series X, 1.68%, LOC Fannie Mae, VRDN (a)(b)	6,150	6,150
(Irvine Apt. Communities LP Proj.) Series 2001 W3, 1.69%, LOC Bank of America NA, VRDN (a)(b)	4,800	4,800
(Maple Square Apt. Proj.) Series AA, 1.71%, LOC Citibank NA, VRDN (a)(b)	6,000	6,000
(Marlin Cove Apts. Proj.) Series V, 1.68%, LOC Fannie Mae, VRDN (a)(b)	16,000	16,000
(Northwood Apts. Proj.) Series N, 1.68% (Liquidity Facility Freddie Mac), VRDN (a)(b)	5,000	5,000
(Oakmont Stockton Proj.) Series 1997 C, 1.73% (Gen. Elec. Cap. Corp. Guaranteed), VRDN (a)(b)	5,960	5,960
(Salvation Army S.F. Proj.) 1.71%, LOC Fannie Mae, VRDN (a)(b)	3,000	3,000
(Sunrise Fresno Proj.) Series B, 1.68%, LOC Fannie Mae, VRDN (a)(b)	5,500	5,500
(Terraces at Park Marino Proj.) Series I, 1.71%, LOC California Teachers Retirement Sys., VRDN (a)(b)	7,305	7,305
(Villa Paseo Proj.) 1.68%, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	4,000	4,000
(Villas at Hamilton Apts. Proj.) Series 2001 HH, 1.68%, LOC Fannie Mae, VRDN (a)(b)	11,440	11,440
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmnty. Dev. Auth. Multi-family Rev.: - continued
(Vineyard Creek Apartments Proj.) Series 2003 W, 1.68%, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	$ 16,200	$ 16,200
California Statewide Cmnty. Dev. Corp. Rev.:
(Dix Metals Proj.) Series 1998 B, 1.97%, LOC California Teachers Retirement Sys., VRDN (a)(b)	3,810	3,810
(Evapco, Inc. Proj.) Series 1996 K, 1.72%, LOC Bank of America NA, VRDN (a)(b)	820	820
(Fibrebond West, Inc. Proj.) Series 1996 N, 1.77%, LOC California Teachers Retirement Sys., VRDN (a)(b)	2,200	2,200
(Kennerly-Spratling Proj.) Series 1995 A, 1.77%, LOC California Teachers Retirement Sys., VRDN (a)(b)	1,590	1,590
(Lansmont Corp. Proj.) Series 1996 G, 1.72%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(b)	1,530	1,530
(Merrill Packaging Proj.) 1.72%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(b)	1,100	1,100
(Northwest Pipe & Casing Co. Proj.) Series 1990, 1.77%, LOC California Teachers Retirement Sys., VRDN (a)(b)	1,500	1,500
(Rapelli of California, Inc. Proj.) Series 1989, 1.77%, LOC California Teachers Retirement Sys., VRDN (a)(b)	2,500	2,500
(Rix Industries Proj.) Series 1996 I, 1.72%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(b)	1,360	1,360
(Setton Properties, Inc. Proj.) Series 1995 E, 1.72%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(b)	445	445
(Supreme Truck Bodies of California Proj.) 1.72%, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,600	1,600
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.7%, tender 6/1/05 (a)	7,500	7,561
(Kaiser Permanente Health Sys. Proj.):
Series 2001 A, 1.25%, tender 1/4/05 (a)	9,200	9,200
Series 2001 B, 1.75%, tender 7/5/05 (a)	5,800	5,800
Participating VRDN Series PT 2052, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,055	8,055
(JTF Enterprises LLC Proj.) Series 1996 A, 1.72%, LOC Bank of America NA, VRDN (a)(b)	3,000	3,000
(Kaiser Permanente Health Sys. Proj.):
Series 2003 A, 1.68%, VRDN (a)	7,800	7,800
Series 2003 B, 1.68%, VRDN (a)	5,300	5,300
Series 2004 M, 1.68%, VRDN (a)	23,300	23,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Clipper Tax-Exempt Trust Participating VRDN Series PA 2003 2, 1.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	$ 5,901	$ 5,901
Compton Unified School District Participating VRDN Series Merlots 03 B39, 1.72% (Liquidity Facility Wachovia Bank NA) (a)(c)	4,985	4,985
Dublin Hsg. Auth. Multi-Family Hsg. Rev. (Park Sierra Iron Horse Trail Proj.) Series 1998-A, 1.69%, LOC KBC Bank NV, VRDN (a)(b)	6,900	6,900
East Bay Muni. Util. District Wtr. Sys. Rev. Participating VRDN Series ROC II R4028, 1.7% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	7,590	7,590
Fairfield-Suisun Unified School District Participating VRDN Series ROC II R 6019, 1.7% (Liquidity Facility Citibank NA) (a)(c)	5,975	5,975
Foothill-De Anza Cmnty. College District Participating VRDN:
Series Merlots 00 YY, 1.72% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,665	3,665
Series ROC II R4540, 1.7% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	7,595	7,595
Fowler Indl. Dev. Auth. Indl. Dev. Rev. (Bee Sweet Citrus, Inc. Proj.) Series 1995, 1.73%, LOC Bank of America NA, VRDN (a)(b)	1,400	1,400
Fremont Multi-family Hsg. Rev. (Treetops Apts.) Series 1996 A, 1.68%, LOC Fannie Mae, VRDN (a)(b)	9,800	9,800
Fresno Arpt. Rev. Participating VRDN Series Merlots 00 B2, 1.77% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	4,165	4,165
Garden Grove Hsg. Auth. Multi-family Hsg. Rev. (Valley View Sr. Villas Proj.) Series 1990 A, 1.71%, LOC Comerica Bank California, VRDN (a)(b)	9,100	9,100
Golden State Tobacco Securitization Corp. Participating VRDN:
Series PA 1214, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,750	6,750
Series PA 1236, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,535	3,535
Series PT 1240, 1.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,500	5,500
Series TOC 04 B, 1.73% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	17,500	17,500
Goleta Wtr. District Rev. Ctfs. of Prtn. Participating VRDN Series ROC II R2050, 1.7% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	1,750	1,750
Indian Wells Redev. Agcy. Rev. Participating VRDN Series ROC II R2029, 1.7% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	6,120	6,120
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Lassen Muni. Util. District Rev. Series 1996 A, 1.73% (FSA Insured), VRDN (a)(b)	$ 4,065	$ 4,065
Long Beach Unified School District Participating VRDN ROC II R 4560, 1.7% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	7,045	7,045
Long Beach Hbr. Rev.:
Participating VRDN:
Series FRRI A7, 1.77% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(b)(c)	9,900	9,900
Series MS 00 418, 1.73% (Liquidity Facility Morgan Stanley) (a)(b)(c)	18,190	18,190
Series MS 01 786X, 1.73% (Liquidity Facility Morgan Stanley) (a)(b)(c)	5,570	5,570
Series SG 147, 1.72% (Liquidity Facility Societe Generale) (a)(b)(c)	9,890	9,890
Series Stars 84, 1.72% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	10,280	10,280
Series A, 1.9% 3/11/05, CP (b)	18,400	18,400
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Metropolitan Lofts Aprts. Proj.) Series 2002 A, 1.71%, LOC Bank of America NA, VRDN (a)(b)	17,500	17,500
Los Angeles County Hsg. Auth. Multi-family Hsg. Rev. (Park Sierra Apts. Proj.) Series 1986 A, 1.6%, LOC Freddie Mac, VRDN (a)(b)	20,500	20,500
Los Angeles County Metropolitan Trans. Auth. Rev. Participating VRDN Series SGB 1, 1.7% (Liquidity Facility Societe Generale) (a)(c)	12,575	12,575
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series EGL 03 27, 1.7% (Liquidity Facility Citibank NA, New York) (a)(c)	14,750	14,750
Series EGL 04 0016, 1.7% (Liquidity Facility Citibank NA) (a)(c)	9,900	9,900
Series EGL 04 46 Class A, 1.7% (Liquidity Facility Citibank NA) (a)(c)	9,700	9,700
Series A, 1.85% 3/10/05, LOC Landesbank Baden-Wuerttemberg, LOC Bayerische Landesbank Girozentrale, CP	18,300	18,300
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series Merlots 00 JJJ, 1.72% (Liquidity Facility Wachovia Bank NA) (a)(c)	16,000	16,000
Los Angeles County Sanitation District Fin. Auth. Rev. Participating VRDN Series ROC II R4023, 1.7% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	14,580	14,580
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. Arpts. Rev. Participating VRDN Series SG 61, 1.72% (Liquidity Facility Societe Generale) (a)(b)(c)	$ 13,055	$ 13,055
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series ROC II R4033, 1.7% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	10,420	10,420
Series ROC II R4510, 1.7% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	6,860	6,860
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN Series Merlots 99 L, 1.72% (Liquidity Facility Wachovia Bank NA) (a)(c)	23,300	23,300
Los Angeles Gen. Oblig. Participating VRDN Series LB 04 L53J, 1.72% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	14,400	14,400
Los Angeles Hbr. Dept. Rev. Participating VRDN:
Series MS 00 349, 1.73% (Liquidity Facility Morgan Stanley) (a)(b)(c)	7,360	7,360
Series SG 59, 1.72% (Liquidity Facility Societe Generale) (a)(b)(c)	13,675	13,675
Los Angeles Single Family Mortgage Rev. Series 2004 A, 1.7% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	30,000	30,000
Los Angeles Unified School District Participating VRDN:
Series LB 04 L63, 1.72% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	46,100	46,100
Series LB 04 L64, 1.72% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	30,800	30,800
Series Merlots 03 B37, 1.72% (Liquidity Facility Wachovia Bank NA) (a)(c)	5,505	5,505
Series MS 978, 1.69% (Liquidity Facility Morgan Stanley) (a)(c)	12,820	12,820
Series PA 792R, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,945	8,945
Series ROC II R24, 1.7% (Liquidity Facility Citibank NA) (a)(c)	6,495	6,495
Series SGA 144, 1.69% (Liquidity Facility Societe Generale) (a)(c)	15,475	15,475
Los Angeles Wastewtr. Sys. Rev. Participating VRDN Series ROC II R4034, 1.7% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	8,720	8,720
Metropolitan Wtr. District Southern California Wtrwks. Rev. Participating VRDN:
Series FRRI 00 A6, 1.87% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(c)	4,500	4,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Metropolitan Wtr. District Southern California Wtrwks. Rev. Participating VRDN: - continued
Series Merlots 99 O, 1.72% (Liquidity Facility Wachovia Bank NA) (a)(c)	$ 9,500	$ 9,500
Series MSTC 01 113A, 1.69% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	7,990	7,990
Series ROC II R2040, 1.7% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	8,960	8,960
Milpitas Redev. Agcy. Participating VRDN:
Series ROC II R2145, 1.7% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	8,655	8,655
Series ROC II R4538, 1.7% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	8,250	8,250
Muni. Secs Trust Ctfs. (BEAR) Participating VRDN Series BS 215, 1.72% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	36,980	36,980
North Orange County Cmnty. College District Rev. Participating VRDN Series MSTC 9042, 1.7% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	8,530	8,530
Norwalk- Mirada Unified School District Participating VRDN Series PT 2084, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,100	10,100
Paramount Hsg. Auth. Multi-family Rev. (Century Place Apts. Proj.) Series 1999 A, 1.68%, LOC Fannie Mae, VRDN (a)(b)	20,850	20,850
Placentia-Yorba Linda Unified School District Participating VRDN Series PT 1437, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,180	5,180
Pleasant Hill Redev. Agcy. Multi-family Hsg. Rev. (Chateau III Proj.) Series 2001, 1.7%, LOC Fannie Mae, VRDN (a)(b)	5,000	5,000
Port of Oakland Gen. Oblig. Participating VRDN:
Series Merlots 00 JJ, 1.77% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	29,680	29,680
Series PA 1053, 1.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	15,070	15,070
Port of Oakland Port Rev.:
Participating VRDN Series PA 1093, 1.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	7,975	7,975
Series D:
1.75% 2/9/05, LOC Bank of America NA, LOC JPMorgan Chase Bank, CP (b)	24,000	24,000
1.88% 3/9/05, LOC Bank of America NA, LOC JPMorgan Chase Bank, CP (b)	10,000	10,000
1.9% 3/9/05, LOC Bank of America NA, LOC JPMorgan Chase Bank, CP (b)	28,213	28,213
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Rancho Santiago Cmnty. College District Participating VRDN Series ROC II R2017, 1.7% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	$ 5,275	$ 5,275
Riverside County Single Family Rev. Participating VRDN Series PT 2351, 1.7% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	7,280	7,280
Riverside Indl. Dev. Auth. Indl. Dev. Rev. (Sabert Corp. Proj.) 1.77%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	5,610	5,610
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.:
(Deer Park Apts. Proj.) Issue A, 1.68%, LOC Fannie Mae, VRDN (a)(b)	13,200	13,200
(Oak Valley Proj.) Series 2001 D, 1.69%, LOC Fannie Mae, VRDN (a)(b)	4,000	4,000
Sacramento County Sanitation District Fing. Auth. Rev. Participating VRDN Series EGL 04 47 Class A, 1.7% (Liquidity Facility Citibank NA) (a)(c)	7,600	7,600
Sacramento County Single Family Mtg. Rev. Participating VRDN:
Series PT 2326, 1.7% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	16,810	16,810
Series PT 2327, 1.7% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	9,030	9,030
Series PT 2331, 1.7% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	6,880	6,880
Sacramento Hsg. Auth. Multi-family:
(Atrium Court Aprts. Proj.) Series G, 1.68%, LOC Fannie Mae, VRDN (a)(b)	17,200	17,200
(Countrywood Village Apts. Proj.) Series F, 1.68%, LOC Fannie Mae, VRDN (a)(b)	8,225	8,225
(Phoenix Park II Apts. Proj.) 1.71%, LOC Citibank NA, VRDN (a)(b)	20,000	20,000
Sacramento Redev. Agcy. Multi-family (18th & L Apts. Proj.) 1.68%, LOC Fannie Mae, VRDN (a)(b)	10,550	10,550
San Bernardino County Ctfs. of Prtn. Participating VRDN Series ROC II R 2139, 1.7% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	4,205	4,205
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series A, 1.9% 1/13/05, CP	31,300	31,300
San Diego Indl. Dev. Rev. Participating VRDN Series FRRI 01 L2, 1.72% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	2,950	2,950
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN Series EGL 03 14, 1.7% (Liquidity Facility Citibank NA, New York) (a)(c)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Unified School District Participating VRDN:
Series PA 1245, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 7,335	$ 7,335
Series PT 2176, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,145	3,145
Series ROC II R2112 1.7% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	4,960	4,960
Series SGA 01 120, 1.69% (Liquidity Facility Societe Generale) (a)(c)	2,965	2,965
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series PT 899, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,385	2,385
San Francisco City & County Parking Meter Rev. Participating VRDN Series BA 96 A, 1.71% (Liquidity Facility Bank of America NA) (a)(c)	2,075	2,075
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev.:
(Maria Manor Apts. Proj.) Series 2000 F, 1.68%, LOC Citibank NA, New York, VRDN (a)(b)	100	100
(Mission Creek Cmnty. Proj.) Series B, 1.68%, LOC Citibank NA, New York, VRDN (a)(b)	21,000	21,000
San Francisco City & County Unified School District Participating VRDN Series Putters 549, 1.7% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,700	2,700
San Gabriel Valley Govts. 1.7% 1/21/05, LOC Toronto-Dominion Bank, CP	4,400	4,400
San Jose Arpt. Rev. Participating VRDN Series ROC II R2004, 1.7% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,575	2,575
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series D, 1.68%, LOC Fannie Mae, VRDN (a)(b)	26,300	26,300
(El Paseo Apts. Proj.) 1.69%, LOC Citibank NA, New York, VRDN (a)(b)	2,445	2,445
(Kennedy Apt. Homes Proj.) Series K, 1.68%, LOC Fannie Mae, VRDN (a)(b)	14,000	14,000
San Jose Redev. Agcy. Tax Allocation Participating VRDN Series MS977, 1.69% (Liquidity Facility Morgan Stanley) (a)(c)	9,735	9,735
Santa Clara Elec. Rev. Participating VRDN Series ROC II R257, 1.7% (Liquidity Facility Citibank NA) (a)(c)	1,740	1,740
Santa Clara Valley Wtr. District Ctfs. of Prtn. Participating VRDN Series Merlots 00 MM, 1.72% (Liquidity Facility Wachovia Bank NA) (a)(c)	14,530	14,530
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Cruz Indl. Dev. Auth. Rev. (Santa Cruz-Wilson Entities Ltd. Proj.) Series 1993, 1.77%, LOC California Teachers Retirement Sys., VRDN (a)(b)	$ 2,010	$ 2,010
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 1.71%, LOC Bank of America NA, VRDN (a)(b)	21,650	21,650
(Shaffer Road Apts. Proj.) Series A, 1.71%, LOC Bank of America NA, VRDN (a)(b)	19,925	19,925
Santa Rosa Multi-family Hsg. Rev. (Quail Run Apts./Santa Rosa Hsg. Partners Proj.) Series 1997 A, 1.75%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	1,950	1,950
Sequoia Union High School District Bonds Series AAB 03 2, 1.69%, tender 12/7/04 (Liquidity Facility ABN-AMRO Bank NV) (a)(c)(d)	12,100	12,100
Simi Valley Multi-family Hsg. Rev. (Parker Ranch Proj.) Series A, 1.68%, LOC Fannie Mae, VRDN (a)(b)	15,500	15,500
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Participating VRDN Series Putters 616, 1.68% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,800	9,800
Southern California Home Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Floaters PT 629, 1.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	64,035	64,035
Series PT 02 772, 1.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	29,365	29,365
Southern California Pub. Pwr. Auth. Rev. Participating VRDN Series Merlots 02 A62, 1.72% (Liquidity Facility Wachovia Bank NA) (a)(c)	30,605	30,605
Univ. of California Revs. Participating VRDN:
Series Merlots 97 G, 1.72% (Liquidity Facility Wachovia Bank NA) (a)(c)	13,430	13,430
Series PT 872, 1.69% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	8,265	8,265
Series ROC II R261, 1.7% (Liquidity Facility Citibank NA) (a)(c)	10,035	10,035
Vallejo City Unified School District Participating VRDN Series PT 1664, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,890	5,890
Vista Unified School District Participating VRDN Series PT 2116, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,675	6,675
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Walnut Energy Ctr. Auth. Rev. Participating VRDN Series Putters 583, 1.7% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(c)	$ 5,215	$ 5,215
Yucaipa Valley Wtr. District Wtr. Sys. Rev. Participating VRDN Series ROC II R 2130, 1.7% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	3,530	3,530
		3,042,049
Puerto Rico - 0.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN Series Merlots 98 B8, 1.71% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,170	3,170
TOTAL INVESTMENT PORTFOLIO - 96.5%		3,045,219
NET OTHER ASSETS - 3.5%		110,410
NET ASSETS - 100%		$ 3,155,629
Total Cost for Federal Income Tax Purposes $ 3,045,219
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $44,775,000 or 1.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. Bonds Series PT 607, 1.65%, tender 7/14/05 (Liquidity Facility Merrill Lynch & Co., Inc.)	1/10/02	$ 7,345
California Gen. Oblig. Bonds Series Merlots 04 A9, 1.67%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	4/21/04	$ 15,330
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. Bonds Series Putters 475, 1.85%, tender 6/23/05 (Liquidity Facility JPMorgan Chase Bank)	6/30/04	$ 10,000
Sequoia Union High School District Bonds Series AAB 03 2, 1.69%, tender 12/7/04 (Liquidity Facility ABN-AMRO Bank NV)	5/14/03	$ 12,100

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 24, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	January 24, 2005